DEBT (Tables)	6 Months Ended
Mar. 31, 2022
Debt Disclosure [Abstract]
SCHEDULE OF SHORT-TERM LOANS

(a) Short-term loans:

		March 31, 2022	September 30, 2021
		(Unaudited)
Xi ‘an Xinchang Micro-lending Co. Ltd. (“Xinchang”)	(1)	$-	$12,904
China Construction Bank (“CCB’)	(2)	38,987	28,477
Shanghai Pudong Development Bank (“SPD Bank”)	(3)	$1,576,516	$-
Total short-term loans		$1,615,503	$41,381

SCHEDULE OF LONG -TERM LOANS

(b) Long-term loans:

		March 31, 2022	September 30, 2021
		(Unaudited)
Xi’an High-Tech Emerging Industry Investment Fund Partnership	(4)	1,261,214	1,238,774
Webank Co., Ltd.	(5)	415,675	156,377
Huaxia Bank	(6)	693,667	743,264
Qishang Bank	(7)	315,303	387,117
Webank Co., Ltd.	(8)	88,735	96,005
China Resources Shenzhen International Investment Trust	(9)	151,083	-
Total		2,925,677	2,621,537
Less: current portion of long-term loans		(1,845,275)	(448,005)
Total long-term loans		$1,080,402	$2,173,532

SCHEDULE OF LINE OF CREDIT
Name of financial institution:	Amount
Qishang Bank	$1,576,516
Bohai Bank	2,049,471
SPD Bank	788,258
Total	$4,414,245